Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 26,365,574	$ 1,249,116	$ 1,981,765
Short-term deposits, classified as cash equivalents	$ 10,778,185	$ 1,769,953	$ 7,248,080
Earning interest	5.40%
Super Photonics Xiamen Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Ownership interest acquired	24.80%